Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

June 20, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE: Global X Funds ("Trust")
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as supplemented on June 8, 2018 to the Summary Prospectus, Prospectus, and Statement of Additional Information, each dated March 1, 2018, for the Global X Scientific Beta U.S. ETF (the “Fund”).  The purpose of the filing is to submit the 497(e) filing dated June 8, 2018 (Accession No. 0001628280-18-007746) in XBRL for the Fund.

If you have any questions regarding this filing, please contact me at (202) 507-5154.

Sincerely,

Eric Purple